PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 5,004	$ 4,723